Velocity Commercial Capital Loan Trust 2026-3 ABS 15G

Exhibit 99.11

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Run Date - 6/23/2026 6:11:41 PM

Customer Loan ID	Seller Loan ID	Edgar ID	Final Current Event Level	Current Exceptions	Collection comments
XXXX	VCC 2026-3-100002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner use.
ADDITIONAL INFORMATION: N/A